Post-Employment Obligations - Schedule of Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	9.03%	11.73%	10.60%
Annual expected return on plan assets	9.03%	11.73%	10.60%
Long-term annual inflation rate	3.50%	5.31%	5.03%
Estimated future annual salary increases	3.50%	5.31%	5.03%
General mortality table	AT-2000 M S10%	AT-2000 S10% by sex	AT-2000 S10% by sex
Disability table	Not applicable	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	AT-83 IAM Male	AT-83 IAM Male
Real growth in contributions above inflation
Health Plan and Dental Plan [Member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	9.07%	11.83%	10.75%
Long-term annual inflation rate	3.50%	5.31%	5.03%
General mortality table	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%
Disability table	Not applicable	Álvaro Vindas increase of 30%	Tasa 1927 increase of 100%
Disabled mortality table	MI-85 Female	MI-85 Female	MI-85 Female
Real growth in contributions above inflation	1.00%	1.00%	1.00%
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation			10.73%
Long-term annual inflation rate			503.00%
Estimated future annual salary increases			629.00%
General mortality table			AT-2000 M&F S10% D20%
Disability table			Tasa 1927 increase of 100%
Disabled mortality table			MI-85 Female
Real growth in contributions above inflation